Share-based payments - Vesting schedule of SARs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) EquityInstruments	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 MXN ($) EquityInstruments
Share-based payments
Forfeited during the year	294,541	121,451
SARs - cash settled
Share-based payments
Shares outstanding	725,193
Forfeited during the year	32,616	484,656	145,769
Cash payment related to key employees related to SARs plan | $	$ 2,395	$ 0	$ 6,021
Vesting / Exercisable within one year | SARs - cash settled
Share-based payments
Shares outstanding	725,193